STOCKHOLDERS’ EQUITY (Details Narrative) - shares	1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Mar. 31, 2021
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues	30,864	30,865	77,497	243,299	320,796	320,796